TAXATION, Expirations of Unused Tax Losses (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	$ 35,279
Singapore [Member]
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	23,295
Hong Kong [Member]
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	4,213
United States [Member]
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	1,557
Norway [Member]
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	6,127
Bhutan [Member]
Unused Tax Losses Carryforwards [Abstract]
Unused tax losses tax loss carryforwards	$ 87
Earliest year of expiration if not utilized	2027